STOCK-BASED COMPENSATION - Assumptions (Details)	12 Months Ended
	Mar. 31, 2024 yr shares $ / shares	Mar. 31, 2023 shares yr $ / shares
Share-based payment arrangements [Abstract]
Weighted average risk-free interest rate	3.52%	2.66%
Dividend yield	0.00%	0.00%
Weighted average expected volatility	36.00%	34.00%
Weighted average expected life | yr	4,770	4,750
Number of stock options granted: Time-vested (in shares) | shares	176,112	223,144
Weighted average exercise price per option (in dollars per share)	$ 57.71	$ 36.42
Weighted average value per option: Time-vested (in dollars per share)	$ 20.83	$ 12.24